Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015
Short-term borrowings [Abstract]
Securities sold under agreements to repurchase	$ 0	$ 3,988,000
Line of credit	1,800,000	1,800,000
Total Short-Term Borrowings	$ 1,800,000	5,788,000	$ 14,746,000	$ 13,800,000
Period of interest rate repurchase agreement	91 days
Available lines of credit including FHLB	$ 266,700,000	210,600,000
Schedule of certain information short-term borrowings [Abstract]
Outstanding at year end	1,800,000	5,788,000	14,746,000	13,800,000
Maximum month-end outstanding	22,356,000	57,302,000	31,850,000
Average daily outstanding	$ 6,960,000	$ 21,387,000	$ 14,560,000
Weighted average rate during the year (in hundredths)	1.08%	0.98%	0.25%
Average rate at year end (in hundredths)	4.50%	1.51%	0.75%
Remaining borrowing capacity	$ 266,700,000	$ 210,600,000
Percentage at which line of credit is priced (in hundredths)	4.50%
Letters of credit amount at FHLB	$ 150,000,000	90,000,000
Long-term debt outstanding	1,455,000	500,000		1,155,000
Maturities on long-term debt [Abstract]
2015	0
2016	0
2017	1,455,000
2018	0
2019 and thereafter	0
Total	$ 1,455,000	$ 500,000		$ 1,155,000
Senior Long-term Debt [Member] | Wall Street Journal Prime Rate [Member]
Schedule of certain information short-term borrowings [Abstract]
Description of variable rate basis	Wall Street Journal Prime
Basis spread on variable rate (in hundredths)	0.75%
Interest rate (in hundredths)	4.00%
Long-term debt outstanding	$ 1,455,000
Periodic principal payment	$ 50,000
Principal payment frequency	monthly
Debt maturity date	May 12, 2017
Percentage of interest used in secured pledge borrowings (in hundredths)	13.20%
Number of shares used in secured pledge borrowings (in shares)	735,745
Maturities on long-term debt [Abstract]
Total	$ 1,455,000
Revolving Credit Facility [Member]
Short-term borrowings [Abstract]
Available lines of credit including FHLB	700,000
Schedule of certain information short-term borrowings [Abstract]
Line of credit facility, maximum	2,500,000
Remaining borrowing capacity	$ 700,000